<SEQUENCE>1
<FILENAME>form13fhr2q12.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                      08/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              58

Form 13F Information Table Value Total:  $      132,587
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          cs               88579y101     3494 39000.00 SH       Sole                 39000.00
Accenture Ltd Bermuda Cl A     cs               g1151c101     5231 87050.00 SH       Sole                 87050.00
Allergan Inc                   cs               018490102     1211 13085.00 SH       Sole                 13085.00
Alliant Energy Corp            cs               018802108      132  2900.00 SH       Sole                  2900.00
Amgen Inc                      cs               031162100     1539 21115.00 SH       Sole                 21115.00
Amphenol Corp Cl A             cs               032095101      884 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      448  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     1875 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      500     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      748  8974.00 SH       Sole                  8974.00
C H Robinson Worldwide Inc     cs               12541w209     2938 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      713  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2439 76695.00 SH       Sole                 76695.00
Chubb Corp                     cs               171232101     5815 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     2646 48000.00 SH       Sole                 48000.00
Coca-Cola Co                   cs               191216100      955 12210.00 SH       Sole                 12210.00
Commerce Bancshares Inc        cs               200525103      548 14458.00 SH       Sole                 14458.00
ConocoPhillips                 cs               20825c104      209  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101      979 14700.00 SH       Sole                 14700.00
Diamond Offshore Drilling Inc  cs               25271c102     1325 22412.43 SH       Sole                 22412.43
Dominion Resources Inc VA      cs               25746u109      794 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104      950 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109      885 22850.00 SH       Sole                 22850.00
Express Scripts Holding Co     cs               30219g108     4572 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5485 64104.54 SH       Sole                 64104.54
FactSet Research Systems Inc   cs               303075105      279  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     5713 141720.00SH       Sole                141720.00
Grainger W W Inc               cs               384802104      336  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1812 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     4542 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     9197 345118.63SH       Sole                345118.63
International Business Machine cs               459200101      462  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     6316 93490.43 SH       Sole                 93490.43
JPMorgan Chase & Co            cs               46625h100      212  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      360 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3302 35650.00 SH       Sole                 35650.00
McDonalds Corp                 cs               580135101     1474 16654.17 SH       Sole                 16654.17
Monsanto Co                    cs               61166w101     2319 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       44   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107     4393 52440.00 SH       Sole                 52440.00
Paychex Inc                    cs               704326107      587 18702.00 SH       Sole                 18702.00
Praxair Inc                    cs               74005p104     2571 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     6573 107315.00SH       Sole                107315.00
Scana Corp                     cs               80589m102      782 16346.46 SH       Sole                 16346.46
Schlumberger Ltd               cs               806857108     5806 89451.00 SH       Sole                 89451.00
Sigma Aldrich Corp             cs               826552101     1220 16500.00 SH       Sole                 16500.00
Southern Co                    cs               842587107      845 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     1946 149123.00SH       Sole                149123.00
Stericycle Inc                 cs               858912108     3699 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     4458 153993.73SH       Sole                153993.73
Tractor Supply Co              cs               892356106     1295 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      952 10700.00 SH       Sole                 10700.00
Verizon Communications Inc     cs               92343v104     2882 64850.00 SH       Sole                 64850.00
Visa Inc Cl A                  cs               92826c839     5489 44400.00 SH       Sole                 44400.00
Walgreen Co                    cs               931422109     1947 65830.00 SH       Sole                 65830.00
Xilinx Inc                     cs               983919101     1924 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      276  7000.00 SH       Sole                  7000.00
Buckeye Partners LP            ml               118230101     1259    24125 SH       Sole                    24125